Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [Member]	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	6.45%	6.00%	6.65%
Rate of compensation increase	8.50%	8.00%	7.50%